Related party transactions (Narrative) (Details)	1 Months Ended			9 Months Ended	12 Months Ended
	Oct. 28, 2022	Jul. 31, 2022 CAD ($) shares	Apr. 30, 2021 CAD ($) shares	Sep. 30, 2020 CAD ($) shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Aug. 31, 2022 CAD ($)	Mar. 31, 2022 CAD ($) shares	Aug. 31, 2021 shares	Aug. 31, 2020 shares	Oct. 23, 2019 CAD ($)	Sep. 30, 2019 shares	Dec. 31, 2018 CAD ($) shares	Dec. 14, 2018 CAD ($)	Jun. 05, 2018 CAD ($)	Jun. 05, 2018 USD ($)	Apr. 20, 2018 CAD ($)
Disclosure of transactions between related parties [line items]
Description of reverse stock split	1-for-70 Reverse Split
Principal amount				$ 32,273	$ 2,278,774	$ 53,251	$ 0
Interest expense				$ 90,474	$ 511,990	$ 116,113
Number of warrants outstanding | shares				9,585,050	13,417,156	13,901,640	8,500,000			13,901,640	9,585,050		8,500,000	0
Amounts payable, related party transactions				$ 218,276		$ 0	$ 289,828							$ 885,213
Cash and share-based remuneration amount				335,728	$ 2,101,267	1,680,968	78,343
Total consideration				$ 24,959	$ 860,400	$ 988,716	0
Key management personnel of KWESST [Member]
Disclosure of transactions between related parties [line items]
Percentage of issued and outstanding common shares				38.00%	28.30%	31.50%
Prior year expenses payment				$ 15,000
Interest expense				$ 6,585
Number of warrants outstanding | shares				1,500,000
Number of options outstanding | shares				2,857
Cash and share-based remuneration amount				$ 494,325
Loans from CEO [Member]
Disclosure of transactions between related parties [line items]
Annual interest rate				The loans are due on demand and accrue annual interest at TD Bank prime plus 1.55%
Borrowings, interest rate					1.55%
Amounts payable, related party transactions				$ 207,092		$ 0	229,918							612,171
Employee loan [Member]
Disclosure of transactions between related parties [line items]
Percentage of issued and outstanding common shares					5.00%
Borrowings, interest rate				5.00%
Amounts payable, related party transactions				$ 11,184		$ 0	59,910							81,253
Two directors and CFO [Member]
Disclosure of transactions between related parties [line items]
Number of units issued | shares			1,029
Proceeds from issuing units			$ 90,000
Two directors, Executive Chairman and CFO [Member]
Disclosure of transactions between related parties [line items]
Principal amount									$ 74,000
Bonus common shares | shares									529
Director, Executive Chairman and CFO [Member]
Disclosure of transactions between related parties [line items]
Number of units issued | shares		5,813
Proceeds from issuing units		$ 87,500
Executive Chairman and CFO [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions								$ 60,000
Officers and directors [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions					$ 672,531
Loans from investors [Member]
Disclosure of transactions between related parties [line items]
Principal amount												$ 126,960			$ 26,961	$ 64,829	$ 50,000	$ 50,000
Amounts payable, related party transactions				$ 0			$ 0							$ 191,789